Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 19,009,318	₩ 17,815,630
Total equity	₩ 15,144,090	₩ 14,658,490	₩ 13,183,354	₩ 12,916,942
Debt-to-equity ratio	126.00%	122.00%